SCHEDULE OF EQUITY INVESTMENTS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Investments [Line Items]
Total equity investment	$ 2,266,420	$ 1,995,021
Ningbo Huixin LP [Member]
Schedule of Investments [Line Items]
Total equity investment	113,864	139,921
Chongqing Xiangyou LP [Member]
Schedule of Investments [Line Items]
Total equity investment	1,104,817	1,400,543
Wuhan Huiyu [Member]
Schedule of Investments [Line Items]
Total equity investment	312,541	287,036
Beijing Jiaqiwan [Member]
Schedule of Investments [Line Items]
Total equity investment	176,880	167,521
Juxi Shenzhen [Member]
Schedule of Investments [Line Items]
Total equity investment	294,800
Investment Private Equity Funds [Member]
Schedule of Investments [Line Items]
Total equity investment	$ 263,518